Income Taxes (Details) - Schedule of Deferred Income Taxes - Deferred Income Taxes [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating losses	$ 22,843	$ 17,890
Tax credit carryforwards, net	4,523	3,285
Accrued expenses	395	347
Section 174 R&E capitalization	4,939	2,847
Intangibles	707
Lease liability		106
Stock-based compensation	699	20
Total deferred tax assets	34,106	24,495
Deferred tax liabilities:
Operating lease right-of-use asset		(101)
Property and equipment	(406)	(595)
Total deferred tax liabilities	(406)	(696)
Net deferred tax assets	33,700	23,799
Less: Valuation allowance	(33,733)	(23,825)
Net deferred tax liability	$ (33)	$ (26)